Document and Entity Information	Mar. 31, 2021
Risk/Return:
Registrant Name	EATON VANCE INVESTMENT TRUST
Registrant CIK	0000779991
SEC Form	485BPOS
Period end date	Mar. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false